STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)																																	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 07, 2022	Sep. 02, 2022	Apr. 29, 2022	Apr. 03, 2022	Mar. 07, 2022	Mar. 01, 2022	Feb. 22, 2022	Feb. 01, 2022	Jan. 02, 2022	Dec. 01, 2021	Nov. 01, 2021	Oct. 31, 2021	Oct. 02, 2021	Sep. 01, 2021	Aug. 01, 2021	Jul. 23, 2021	Jul. 22, 2021	Jul. 21, 2021	Jul. 06, 2021	Jul. 02, 2021	Jun. 01, 2021	May 01, 2021	Apr. 02, 2021	Mar. 09, 2021	Mar. 01, 2021	Feb. 08, 2021	Feb. 02, 2021	Feb. 01, 2021	Jan. 03, 2021	Jan. 25, 2019	May 18, 2017	Feb. 05, 2015	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jul. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Feb. 10, 2021	Dec. 31, 2020
Preferred stock, shares authorized																																	5,000,000					5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock no par value																																	$ 0					$ 0	$ 0	$ 0	$ 0
Preferred stock voting rights description																		shares of common stock outstanding,																				the 51 shares of Series A Preferred Stock would have 501,890,680 votes per share of Series A Preferred Stock	the 51 shares of Series A Preferred Stock would have 369,547,734 votes per share of Series A Preferred Stock
Common stock, shares outstanding																																	492,239,343					492,239,343	358,070,905		51,487,764
Number of common stock shares issued for services																									12,500
Preferred stock, shares issued																																	51					51	51		0
Preferred stock, shares outstanding																																	51					51	51		0
Common stock, shares authorized																															100,000,000		600,000,000					600,000,000	600,000,000	600,000,000	600,000,000
Common stock, par value																															$ 0.001
Common stock voting rights, description																															The shareholders have one vote per share of common stock
Capital stock shares authorized																																								605,000,000
Number of shares issued		102,754,802		12,500		12,500		12,500	12,500	12,500	12,500		12,500	12,500	12,500					12,500	12,500	12,500	12,500	50,000				12,500	12,500
Shares issued price per share		$ 0.042		$ 0.0327		$ 0.06		$ 0.069	$ 0.119	$ 0.072	$ 0.1797		$ 0.20	$ 0.298	$ 0.201					$ 0.201	$ 0.201	$ 0.22	$ 0.408	$ 0.58	$ 0.708			$ 0.295	$ 0.103
Value of common stock shares issued		$ 4,315,702		$ 409		$ 750		$ 862	$ 1,488	$ 900	$ 2,246		$ 2,500	$ 3,725	$ 5,375					$ 2,478	$ 2,512	$ 2,750	$ 5,100	$ 29,000				$ 3,687	$ 1,288
Number of common stock shares issued for services, value																									$ 8,850								$ 136,500	$ 409	$ 85,900	$ 2,953,985			$ 657,947
Common stock as debt discount to loan			16,363,636
Options exercised, shares																										250,000
Common Stock, No Par Value																																	$ 0					$ 0	$ 0	$ 0	$ 0
Stock Issued During Period, Value, Stock Options Exercised																																				$ 19,250			$ 19,250
Share Exchange Agreement [Member] | Breunich Holdings Inc [Member]
Number of shares issued																295,986,724			295,986,724
Frost [Member]
Conversion of Stock, Amount Converted																								$ 87,080
Conversion of Stock, Shares Converted																								181,417
Hospitality Funding Inc [Member]
Number of shares issued							1,000,000
Shares issued price per share							$ 0.055
Value of common stock shares issued							$ 55,000
F V P Opportunity Fund I I I L P [Member]
Number of shares issued		41,101,921
F V P Opportunity Fund I V L P [Member]
Number of shares issued		10,275,480
G T Partners Private Credit Finance L L C [Member]
Number of shares issued		38,533,051
G T Monterey Cypress Finance L L C [Member]
Number of shares issued		12,844,350
Mz Group Inc [Member]
Number of shares issued	3,500,000
Shares issued price per share	$ 0.039
Value of common stock shares issued	$ 136,500
Breunich Holdings Inc [Member]
Value of common stock shares issued																	$ 97,971,606
Sale of Stock, Number of Shares Issued in Transaction																																					12,510,000
Sale of Stock, Price Per Share																																					$ 0.10
Sale of Stock, Consideration Received Per Transaction																																					$ 1,251,000
Share Price																	$ 0.331
F M W Media Corp L L C [Member]
Number of shares issued																			300,000
Shares issued price per share																			$ 0.21
Value of common stock shares issued																			$ 63,000
16929 Wellness Consultants Inc [Member]
Number of shares issued												3,000,000
Revision of Prior Period, Adjustment [Member]
Common stock, shares authorized																																								530,000,000
Board Of Directors [Member]
Preferred stock, shares authorized																																5,000,000
Preferred stock no par value																																$ 0
Preferred stock voting rights description																																Each share of the preferred stock is entitled to one vote and is convertible into one share of common stock
Gregory Breunich [Member]
Number of common stock shares issued for services																51
Consultant [Member]
Number of common stock shares issued for services						500,000
Shares issued price per share						$ 0.0556
Number of common stock shares issued for services, value						$ 27,800
Five Individuals [Member]
Shares issued price per share					$ 0.0556
Value of common stock shares issued					$ 556,000
Share based payment award, options grants in period, gross					10,000,000
Elizabeth K Stahl [Member]
Number of common stock shares issued for services																											40,000
Number of common stock shares issued for services, value																											$ 16,000
Robin K Walker [Member]
Number of common stock shares issued for services																											100,000
Number of common stock shares issued for services, value																											$ 40,000
Greg Whyte [Member]
Number of common stock shares issued for services																											1,500,000
Number of common stock shares issued for services, value																											$ 600,000
Greg Anthony [Member]
Number of common stock shares issued for services																											5,000,000
Number of common stock shares issued for services, value																											$ 2,000,000
Officers [Member]
Shares issued price per share																											$ 0.40
Frost [Member]
Options exercised, shares																										250,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																										$ 0.077
Stock Issued During Period, Value, Stock Options Exercised																										$ 19,250
Jeff Deforrest [Member]
Number of common stock shares issued for services																			50,000
Shares issued price per share																			$ 0.21
Number of common stock shares issued for services, value																			$ 10,500
Joseph B. Frost [Member]
Options exercised, shares																										250,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																										$ 0.077				$ 0.077
Stock Issued During Period, Value, Stock Options Exercised																										$ 19,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period																														250,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Description																														The options vest at a rate of 25% every six months after the grant date
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage																														25.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value																														$ 15,809
Share Price																														$ 0.06